Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,715,554
Proposed Maximum Offering Price per Unit	102.55
Maximum Aggregate Offering Price	$ 483,580,063.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 66,782.41
Offering Note	a. All calculated in accordance with Rule 457(r) under the Securities Act with respect to the 4,715,554 shares of Common Stock registered pursuant to this prospectus supplement that have not previously been registered. Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 filed with the Securities and Exchange Commission (the "SEC") on January 17, 2025 (File No. 333-284340), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement. b. All 4,715,554 shares of common stock registered pursuant to this prospectus supplement are to be offered by the selling securityholder named herein. Pursuant to Rule 416 under the Securities Act, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed aggregate offering price are calculated based on $102.55 per share, the average of the high and low prices of the Registrant's common stock on March 20, 2026, as reported on The New York Stock Exchange.